LEASES - Schedule of Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Assets:
Total operating lease right-of-use-assets			$ 240,949	$ 301,425
Finance lease right-of-use assets:			52,609	52,471
Less accumulated depreciation:			(39,108)	(38,495)
Total finance lease right-of-use assets			13,501	13,976
Total right-of-use assets			254,450	315,401
Liabilities:
Operating lease liabilities (current)			58,036	64,371
Operating lease liabilities (noncurrent)			325,585	377,688
Finance lease liabilities (current)			5,953	9,416
Finance lease liabilities (noncurrent)			4,968	6,210
Total lease liabilities			$ 394,542	$ 457,685
Operating lease, right-of-use asset, statement of financial position [extensible list]			Other noncurrent assets	Other noncurrent assets
Finance lease, right-of-use asset, statement of financial position [extensible list]			Property and equipment, net	Property and equipment, net
Operating lease, liability, current, statement of financial position [extensible list]			Accounts payable and accrued liabilities	Accounts payable and accrued liabilities
Operating lease, liability, noncurrent, statement of financial position [extensible list]			Other noncurrent liabilities	Other noncurrent liabilities
Finance lease, liability, current, statement of financial position [extensible list]			Current portion of long-term debt	Current portion of long-term debt
Finance lease, liability, noncurrent, statement of financial position [extensible list]			Long-term debt	Long-term debt
Proportion of operating lease right-of-use assets located in the United States (as a percent)	74.00%	76.00%
Real estate
Assets:
Total operating lease right-of-use-assets			$ 240,833	$ 301,123
Computer equipment
Assets:
Finance lease right-of-use assets:			244	0
Less accumulated depreciation:			(87)	0
Other equipment
Assets:
Finance lease right-of-use assets:			52,365	52,471
Less accumulated depreciation:			(39,021)	(38,495)
Other
Assets:
Total operating lease right-of-use-assets			$ 116	$ 302